One Financial Way
Cincinnati, Ohio 45242

Post Office Box 237
Cincinnati, Ohio 45201-0237
Telephone: 513-794-6100

May 23, 2023

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re: Ohio National Fund, Inc. (1940 Act File No. 811-3015)

Post-Effective Amendment No. 104 to File No. 2-67464

Ladies and Gentlemen:

This post-effective amendment 104 to File number 2-67464 is being filed pursuant to Rule 485(a) of the Securities Act of 1933 for the purpose of reflecting a name change and subadviser change for the ON Fidelity Institutional AM® Equity Growth Portfolio (formerly the ON Janus Henderson Forty Portfolio). With the exception of minor typographical errors, this post-effective amendment 104 is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein. For avoidance of doubt, the prospectuses and statements of additional information contained in post-effective amendment 103 to the Registration Statement are hereby incorporated by reference to the extent required by applicable law.

Please feel free to contact me at (513) 794-6094 if you have any questions or comments.

Sincerely,

/s/ Tim Abbott

Tim Abbott

Assistant Counsel